Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 01, 2012
Weighted Average Number of Shares Outstanding Basic and Diluted [Line Items]
Common stock, shares, outstanding	113,143,344	55,475,735		113,100,000
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted-average number of common shares outstanding - basic	94,100,000	55,200,000	54,800,000
Adjusted weighted average shares and assumed conversions - diluted	96,100,000	57,600,000	57,200,000
Potentially dilutive shares excluded from computation of dilutive earnings per share	5,400,000	4,300,000	4,100,000
Stock Options
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Incremental common shares attributable to share-based payment arrangements	100,000	100,000	100,000
Stock-settled stock appreciation rights
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Incremental common shares attributable to share-based payment arrangements	900,000	1,700,000	2,100,000
Restricted stock units
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Incremental common shares attributable to share-based payment arrangements	1,000,000	600,000	200,000